Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges		$ 6,851	$ 2,213	$ 0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 3,962	3,962			$ 2,159
Commitments, Fair Value Disclosure					53
Debt Instrument, Fair Value Disclosure	3,962	3,962
Liabilities, Fair Value Disclosure, Recurring	(560)	(560)			618
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0			0
Commitments, Fair Value Disclosure					0
Debt Instrument, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure, Recurring	0	0			0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	3,962	3,962			2,159
Commitments, Fair Value Disclosure					53
Debt Instrument, Fair Value Disclosure	3,962	3,962
Liabilities, Fair Value Disclosure, Recurring	(560)	(560)			618
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0			0
Commitments, Fair Value Disclosure					0
Debt Instrument, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure, Recurring	0	0			$ 0
Providência Instruments | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	(560)	(560)
Providência Instruments | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Providência Instruments | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	(560)	(560)
Providência Instruments | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Argentina Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair Value Disclosure	0	0
Restructuring Costs and Asset Impairment Charges		6,900
Successor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	2,200
Argentina Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	$ 14,400	$ 14,400